Related Party Transactions	3 Months Ended	12 Months Ended
	Mar. 31, 2017	Dec. 31, 2016
Related Party Transactions [Abstract]
Related Party Transactions

Note 11 – Related Party Transactions

Crestwood Holdings indirectly owns both CEQP’s and CMLP’s general partner. The affiliates of Crestwood Holdings and its owners are considered CEQP’s and CMLP’s related parties, including Sabine Oil and Gas LLC (Sabine) and Mountaineer Keystone LLC.

CEQP and CMLP enter into transactions with their affiliates within the ordinary course of business, including gas gathering and processing services under long-term contracts, product purchases and various operating agreements.

The following table shows transactions with our affiliates which are reflected in our consolidated statements of operations for the three months ended March 31, 2017 and 2016 (in millions):

	Three Months Ended
	March 31,
	2017	2016
Gathering and processing revenues at CEQP and CMLP	$0.5	$0.7

Gathering and processing costs of product/services sold at CEQP and CMLP(1)	$4.1	$4.3

Operations and maintenance expenses at CEQP and CMLP(2)	$4.7	$0.7

General and administrative expenses charged by CEQP to CMLP, net(3)	$5.5	$3.7

General and administrative expenses at CEQP charged to (from) Crestwood Holdings, net(4)	$(0.8)	$0.1

(1)	Represents natural gas purchases from Sabine.
(2)	Includes $2.6 million, $0.9 million and $1.2 million of operations and maintenance expenses charged to Stagecoach Gas, Tres Palacios and Crestwood Permian, respectively, in accordance with their respective operating agreements with us for the three months ended March 31, 2017. During the three months ended March 31, 2016, we charged Tres Palacios $0.7 million of operations and maintenance expenses in accordance with its operating agreement with us.
(3)	Includes $6.3 million and $4.5 million of net unit-based compensation charges allocated from CEQP to CMLP for the three months ended March 31, 2017 and 2016. In addition, CMLP shares common management, general and administrative and overhead costs with CEQP. During both the three months ended March 31, 2017 and 2016, CMLP allocated $0.8 million of general and administrative costs to CEQP.
(4)	Includes $1.0 million and less than $0.1 million unit-based compensation charges allocated from Crestwood Holdings to CEQP and CMLP during the three months ended March 31, 2017 and 2016 .

The following table shows accounts receivable and accounts payable from our affiliates as of March 31, 2017 and December 31, 2016 (in millions):

	March 31, 2017	December 31, 2016
Accounts receivable at CEQP and CMLP	$7.8	$5.6

Accounts payable at CEQP	$2.5	$2.5

Note 16 – Related Party Transactions

Crestwood Holdings indirectly owns both CEQP’s and CMLP’s general partner. The affiliates of Crestwood Holdings and its owners are considered CEQP’s and CMLP’s related parties, including Sabine Oil and Gas LLC and Mountaineer Keystone LLC.

CEQP and CMLP enter into transactions with their affiliates within the ordinary course of business and the services are based on the same terms as non-affiliates, including gas gathering and processing services under long-term contracts, product purchases and various operating agreements. Below is a discussion of certain of our related party agreements.

Shared Services. As discussed in Note 2, in conjunction with the completion of the Simplification Merger, CEQP contributed 100% of its interest in Crestwood Operations to CMLP, including Crestwood Operations’ full-time employees, and as a result, CMLP shares common management, general and administrative and overhead costs with CEQP. Prior to the Simplification Merger, CMLP did not have any employees other than approximately 100 union employees of US Salt.

CEQP grants long-term incentive awards under the Crestwood LTIP as discussed in Note 13. CEQP allocates a portion of its unit-based compensation costs to CMLP.

Stagecoach Gas Management Agreement. In May 2016, Crestwood Midstream Operations, LLC (Crestwood Midstream Operations), our wholly-owned subsidiary and Stagecoach Gas entered into a management agreement under which Crestwood Midstream Operations will provide the management and operating services required by Stagecoach Gas’ facilities. The initial term of the agreement will expire in May 2021, and is automatically extended for three-year periods unless otherwise terminated pursuant to the terms of the agreement. During the year ended December 31, 2016, we charged Stagecoach Gas $5.0 million under this agreement, which is reflected as operations and maintenance expenses charged by CEQP and CMLP in the table below.

Tres Palacios Operating Agreement. A consolidated subsidiary of Crestwood Midstream entered into an operating agreement with Tres Palacios, pursuant to which we assumed the responsibility of operating and maintaining the facilities as well as certain administrative and other general services identified in the agreement. Under the operating agreement, Tres Palacios reimburses us for all cost incurred on its behalf. During the years ended December 31, 2016, 2015 and 2014, Tres Palacios reimbursed us approximately $2.7 million, $2.8 million and $0.2 million under this agreement. These reimbursements are reflected as operations and maintenance expense charged by CEQP and CMLP in the table below.

The following table shows revenues, costs of product/services sold, general and administrative expenses and reimbursement of expenses from our affiliates for the years December 31, 2016, 2015 and 2014 (in millions):

	Year Ended December 31,
	2016	2015	2014
Gathering and processing revenues at CEQP and CMLP	$2.6	$3.9	$3.0

Gathering and processing costs of product/services sold at CEQP and CMLP(1)	$17.7	$28.9	$42.2

Operations and maintenance expenses charged at CEQP and CMLP	$7.7	$2.8	$0.2

General and administrative expenses charged by CEQP to CMLP, net(2)	$13.0	$49.5	$63.6

General and administrative expenses at CEQP charged to (from) Crestwood Holdings, net(3)	$(2.2)	$0.4	$0.5

(1)	Represents natural gas purchases from Sabine Oil and Gas.
(2)	Includes $16.0 million, $10.0 million and $6.9 million of net unit-based compensation charges allocated from CEQP to CMLP for the years ended December 31, 2016, 2015 and 2014. In addition, includes $3.0 million and $0.8 million of CMLP’s general and administrative costs allocated to CEQP.
(3)	Includes $3.2 million and $0.1 million unit-based compensation charges allocated from Crestwood Holdings to CEQP and CMLP during the years ended December 31, 2016 and 2015.

The following table shows accounts receivable and accounts payable from our affiliates as of December 31, 2016 and 2015 (in millions):

	CEQP		CMLP
	December 31,		December 31,
	2016	2015	2016	2015
Accounts receivable	$5.6	$5.2	$5.6	$5.2

Accounts payable	$2.5	$4.0	$—	$1.5